Investment Securities (Investments By Type And Length In Continuous Loss Position) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2013 Securities		Mar. 31, 2013 Securities
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	¥ 11,623,332		¥ 7,359,205
Securities available-for-sale, Gross unrealized losses, Less than 12 months	71,796		10,284
Securities available-for-sale, Fair value, 12 months or more	279,751		776,172
Securities available-for-sale, Gross unrealized losses, 12 months or more	5,280		8,587
Securities available-for-sale, Fair value	11,903,083		8,135,377
Securities available-for-sale, Gross unrealized losses	77,076		18,871
Securities available-for-sale, Number of securities	2,166		1,911
Securities being held-to-maturity, Fair value, Less than 12 months	115,288		3,370
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	1,869		11
Securities being held-to-maturity, Fair value, 12 months or more	29
Securities being held-to-maturity, Gross unrealized losses, 12 months or more	2
Securities being held-to-maturity, Fair value	115,317		3,370
Securities being held-to-maturity, Gross unrealized losses	1,871		11
Securities being held-to-maturity, Number of securities	56		10
Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	9,334,375		6,859,342
Securities available-for-sale, Gross unrealized losses, Less than 12 months	10,294		672
Securities available-for-sale, Fair value, 12 months or more	104,849		584,048
Securities available-for-sale, Gross unrealized losses, 12 months or more	147		2,926
Securities available-for-sale, Fair value	9,439,224		7,443,390
Securities available-for-sale, Gross unrealized losses	10,441		3,598
Securities available-for-sale, Number of securities	55		33
Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months			1,486
Securities available-for-sale, Gross unrealized losses, Less than 12 months			4
Securities available-for-sale, Fair value			1,486
Securities available-for-sale, Gross unrealized losses			4
Securities available-for-sale, Number of securities			1
Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	475,231		157,287
Securities available-for-sale, Gross unrealized losses, Less than 12 months	7,406		2,867
Securities available-for-sale, Fair value, 12 months or more	112,707		11,332
Securities available-for-sale, Gross unrealized losses, 12 months or more	4,110		155
Securities available-for-sale, Fair value	587,938		168,619
Securities available-for-sale, Gross unrealized losses	11,516		3,022
Securities available-for-sale, Number of securities	169		108
Securities being held-to-maturity, Fair value, Less than 12 months	14,547
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	106
Securities being held-to-maturity, Fair value	14,547
Securities being held-to-maturity, Gross unrealized losses	106
Securities being held-to-maturity, Number of securities	2
Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	169,779		76,521
Securities available-for-sale, Gross unrealized losses, Less than 12 months	299		306
Securities available-for-sale, Fair value, 12 months or more	40,477		56,953
Securities available-for-sale, Gross unrealized losses, 12 months or more	172		391
Securities available-for-sale, Fair value	210,256		133,474
Securities available-for-sale, Gross unrealized losses	471		697
Securities available-for-sale, Number of securities	1,077		1,360
Securities being held-to-maturity, Fair value, Less than 12 months	14,638
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	12
Securities being held-to-maturity, Fair value	14,638
Securities being held-to-maturity, Gross unrealized losses	12
Securities being held-to-maturity, Number of securities	1
Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	1,185,029		102,511
Securities available-for-sale, Gross unrealized losses, Less than 12 months	31,093		276
Securities available-for-sale, Fair value, 12 months or more	18,876		25,766
Securities available-for-sale, Gross unrealized losses, 12 months or more	704		1,225
Securities available-for-sale, Fair value	1,203,905		128,277
Securities available-for-sale, Gross unrealized losses	31,797		1,501
Securities available-for-sale, Number of securities	544		182
Securities being held-to-maturity, Fair value, Less than 12 months	86,103		3,370
Securities being held-to-maturity, Gross unrealized losses, Less than 12 months	1,751		11
Securities being held-to-maturity, Fair value, 12 months or more	29
Securities being held-to-maturity, Gross unrealized losses, 12 months or more	2
Securities being held-to-maturity, Fair value	86,132		3,370
Securities being held-to-maturity, Gross unrealized losses	1,753		11
Securities being held-to-maturity, Number of securities	53		10
Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	281,102		58,459
Securities available-for-sale, Gross unrealized losses, Less than 12 months	17,534		530
Securities available-for-sale, Fair value, 12 months or more			12,134
Securities available-for-sale, Gross unrealized losses, 12 months or more			40
Securities available-for-sale, Fair value	281,102		70,593
Securities available-for-sale, Gross unrealized losses	17,534		570
Securities available-for-sale, Number of securities	172		24
Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	60,518		17,239
Securities available-for-sale, Gross unrealized losses, Less than 12 months	1,639		37
Securities available-for-sale, Fair value, 12 months or more	2,735		85,069
Securities available-for-sale, Gross unrealized losses, 12 months or more	96		3,729
Securities available-for-sale, Fair value	63,253		102,308
Securities available-for-sale, Gross unrealized losses	1,735		3,766
Securities available-for-sale, Number of securities	21		131
Securities being held-to-maturity, Gross unrealized losses		[1]		[2]
Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	90,972		71,217
Securities available-for-sale, Gross unrealized losses, Less than 12 months	2,484		4,898
Securities available-for-sale, Fair value	90,972		71,217
Securities available-for-sale, Gross unrealized losses	2,484	[3]	4,898	[4]
Securities available-for-sale, Number of securities	44		49
Marketable Equity Securities [Member]
Investment Securities [Line Items]
Securities available-for-sale, Fair value, Less than 12 months	26,326		15,143
Securities available-for-sale, Gross unrealized losses, Less than 12 months	1,047		694
Securities available-for-sale, Fair value, 12 months or more	107		870
Securities available-for-sale, Gross unrealized losses, 12 months or more	51		121
Securities available-for-sale, Fair value	26,433		16,013
Securities available-for-sale, Gross unrealized losses	¥ 1,098		¥ 815
Securities available-for-sale, Number of securities	84		23

[1]	As a result of the reclassification during the fiscal year ended March 31, 2010, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥236 million before taxes at September 30, 2013 and not included in the table above.
[2]	UNBC reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of reclassification remaining in Accumulated OCI in the accompanying condensed consolidated balance sheets was ¥1,460 million before taxes at March 31, 2013 and not included in the table above.
[3]	Other debt securities in the table above include ¥146,540 million of private placement debt conduit bonds.
[4]	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.